FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)
or fiscal year ending: 12 / 31 / 09 (b)

Is this a transition report? (Y/N):	__N__
Y/N

Is this an amendment to a previous filing? (Y/N):	__N__
Y/N
                                                             ___
Those items or sub-items with a box "|_/_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.	Registrant Name: American Republic Variable Annuity Account
B.	File Number: 811 - 4921
C.	Telephone Number: (515) 245-2293
2. A.	Street: 601 Sixth Avenue
B.	City: Des Moines C. State: IA D. Zip Code: 50309Zip Ext:
E.	Foreign Country Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)---------------------------	__N__
Y/N
4. Is this the last filing on this form by Registrant? (Y/N)----------------------------	__N__
Y/N
5. Is Registrant a small business investment company (SBIC)? (Y/N)-------------	__N__
Y/N
6. Is Registrant a unit investment trust (UIT)? (Y/N)----------------------------------	__Y__
[If answer is "Y" (Yes), complete only items 111 through 132.]	Y/N
7. A. Is Registrant a series or multiple portfolio company? (Y/N)-------------------	_____
[If answer is "N" (No), go to item 8.]	Y/N
B. How many separate series or portfolios did Registrant have at the end of the period?----------------------------------------------------------------------------------
______

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

UNIT INVESTMENT TRUSTS

111. A.	___ |_/_|	Depositor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

111. A.	___ |_/_|	Depositor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

112. A.	___ |_/_|	Sponsor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

112. A.	___ |_/_|	Sponsor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

113. A.	___ |_/_|	Trustee Name:_____________________________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

113. A.	___ |_/_|	Trustee Name:_____________________________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

114. A.	___ |_/_|	Principal Underwriter Name:_________________________________________
B.	___ |_/_|	File Number: 8-________________________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______

114. A.	___ |_/_|	Principal Underwriter Name:_________________________________________
B.	___ |_/_|	File Number: 8-________________________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______

115. A.	___ |_/_|	Independent Public Accountant Name:_____________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
C.	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

115. A.	___ |_/_|	Independent Public Accountant Name:_____________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
C.	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

116. Family of investment companies information:

A.	___ |_/_|	Is Registrant part of a family of investment companies? (Y/N)………	_____ (Y/N)
B.	___ |_/_|

Identify the family in 10 letters:___ ___ ___ ___ ___ ___ ___ ___ ___ ___
(NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.A.	___ |_/_|	Is Registrant a separate account of an insurance company? (Y/N)------------	_____ (Y/N)
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
B.	___ |_/_|	Variable annuity contracts? (Y/N)-------------------------------------------------	_____ (Y/N)
C.	___ |_/_|	Scheduled premium variable life contracts? (Y/N)-----------------------------	_____ (Y/N)
D.	___ |_/_|	Flexible premium variable life contracts? (Y/N)--------------------------------	_____ (Y/N)
E.	___ |_/_|	Other types of insurance products registered under the Securities Act of 1933? (Y/N)---------------------------------------------------------------------------	_____ (Y/N)
118.	___ |_/_|	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------------------------------------------	_____
119.	___ |_/_|	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period-----------------------	_____
120.	___ |_/_|	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)----------------------------------	$_____
121.	___ |_/_|	State the number of series for which a current prospectus was in existence at the end of the period-----------------------------------------------------------------	_____
122.	___ |_/_|	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period--------------------------------	_____

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

123.	___ |_/_|	State the total value of the additional units considered in answering item 122 ($000's omitted)------------------------------------------------------------------------	$_____
124.	___ |_/_|

State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)---
$_____
125.	___ |_/_|

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------------------------
$_____
126.	___ |_/_|

Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)--------------------------------------------
$__0__
127.	___ |_/_|

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets (000’s omitted)	Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue--------------------	___________	$__________	$__________
B. U.S. Government agency---------------------	___________	$__________	$__________
C. State and municipal tax-free-----------------	___________	$__________	$__________
D. Public utility debt-----------------------------	___________	$__________	$__________
E. Brokers or dealers debt or debt of brokers' or dealers' parent---------------------------------	___________	$__________	$__________
F. All other corporate intermed. & long-term debt-----	___________	$__________	$__________
G. All other corporate short-term debt--------	___________	$__________	$__________

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

	Number of Series Investing	Total Assets (000’s omitted)	Total Income Distributions ($000’s omitted)
H. Equity securities of brokers or dealers or parents of brokers or dealers-------------	___________	$__________	$__________
I. Investment company equity securities-------	___________	$__5,103___	$114_______
J. All other equity securities---------------------	___________	$__________	$__________
K. Other securities------------------------------	___________	$__________	$__________
L. Total assets of all series of registrant-------	___________	$__5,103___	$114_______

For period ending: 12/31/09	If filing more than one
Page 47, "X" box: _____
File number: 811 – 4921

128	___ |_/_|

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)------------------
[If answer is "N" (No), go to item 131.]
____ Y/N
129.	___ |_/_|

Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-----
[If answer is "N" (No), go to item 131.]
____ Y/N
130.	___ |_ /_|

In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-----------------------------------------------------------------------
____ Y/N
131.	___ |_ /_|	Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)------------------------------------------------------				$75___
132.	___ |_ /_|	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
	811 - _____	811 - _____	811 - _____	811 - _____	811 - _____
	811 - _____	811 - _____	811 - _____	811 - _____	811 - _____

This report is signed on behalf of the registrant (or depositor or trustee).

City of:	State:	Date:
Des Moines	Iowa	02/19/10
Name of Registrant, Depositor, or Trustee:
American Republic Variable Annuity Account
By (Name and Title):	Witness (Name and Title):
/s/ Judith K. Kendzora	/s/ Mary K. Durand
Judith K. Kendzora Controller American Republic Insurance Company	Mary K. Durand Corporate Secretary American Republic Insurance Company